Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Amortization Method of Intangible Assets	The Group amortizes its intangible assets using the straight-line method as follows :

	Method	Period
Customer relationships	Straight line	3 - 10 years
Non-compete agreements	Straight line	3 - 10 years
Software	Straight line	3 years
Tradenames	-	Indefinite